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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2011

Check here if Amendment [X];                   Amendment Number: 1

     This Amendment (Check only one.): [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CITADEL ADVISORS LLC
Address:  131 SOUTH DEARBORN
          CHICAGO, IL 60603

13F File Number: 28-13183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     PATRICIA A. STASNY
Title:    GLOBAL CONTROLLER
Phone:    (312) 395-4366

Signature, Place, and Date of Signing:

     /s/ PATRICIA A. STASNY                CHICAGO, ILLINOIS          09/09/2011
--------------------------------           -----------------          ----------
       [Signature]                          [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $179,302
                                        (THOUSANDS)

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
                                                        FORM 13F
                                       Name of Reporting Manager Citadel Advisors LLC                            (SEC USE ONLY)

                  ITEM 1:        ITEM 2:  ITEM 3:    ITEM 4:         ITEM 5:            ITEM 6:        ITEM 7:       ITEM 8:
                                TITLE OF                        SHRS OR    SH/  PUT/  INVESTMENT       OTHER    VOTING  AUTHORITY
ID            NAME OF ISSUER     CLASS     CUSIP     VALUE      PRN AMT    PRN  CALL  DISCRETION      MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
                                                         (IN
                                                      THOUSANDS)
A1    XILINX INC 3.125%
      CB 3/15/2037 -REGISTERED  Bond     983919AD3  179,302   141,367,000  Prn        Shared-defined   -        N/A
B1     COLUMN TOTALS                                179,302